Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	001-10526
Entity Registrant Name	United-Guardian, Inc.
Entity Central Index Key	0000101295
Entity Tax Identification Number	11-1719724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Marcus Boulevard
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	273-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	UG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false